ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
Trade accounts receivable	$24,220,265	$32,752,693
Less: allowance for expected credited losses	(2,393,968)	(2,009,779)
Accounts receivable, net	$21,826,297	$30,742,914

The movement of allowance for expected credit losses for the years ended September 30, 2024, 2023 and 2022 was as follows:

	2024	2023	2022
	US$	US$	US$
Balance at beginning of the year	$2,009,779	$1,222,983	$876,439
Current year addition	334,743	800,423	422,388
Exchange differences	49,446	(13,627)	(75,844)
Balance at end of the year	$2,393,968	$2,009,779	$1,222,983